Fair Value Measurements (Details) - USD ($)		3 Months Ended	7 Months Ended
	Aug. 07, 2020	Mar. 31, 2021	Dec. 31, 2020	Aug. 11, 2020	Jun. 01, 2020	[1]
Fair Value Liabilities Measured on Recurring Basis [Line Items]
Trust account		$ 300,012,660	$ 300,046,957
Expected term	5 years	5 years	5 years
Change in fair value of warrant liabilities		$ 18,553,333	$ 5,940,000
Interest earned on the Trust Account		48,335
Fair value of the warrant liabilities		$ 45,806,666	$ 27,253,333
Private Placement [Member]
Fair Value Liabilities Measured on Recurring Basis [Line Items]
Warrants outstanding (in Shares)	5,000,000	5,333,333	5,333,333	333,333
Warrants issued (in Shares)			333,333
Over-allotment [Member]
Fair Value Liabilities Measured on Recurring Basis [Line Items]
Warrants issued (in Shares)			833,333
Public Warrants [Member]
Fair Value Liabilities Measured on Recurring Basis [Line Items]
Warrants outstanding (in Shares)		10,000,000	10,000,000
Fair value per share (in Dollars per share)	$ 21.3
Aggregate values			$ 27,300,000
Change in fair value of warrant liabilities		$ 18,553,333	5,940,000
Fair value of the warrant liabilities		$ 45,806,666	$ 27,253,333		$ 21,313,333

[1]	Includes 833,333 Public Warrants issued as a result of the partial exercise of Over-Allotment Units and 333,333 Private Placement Warrants as a result of the Over-Allotment Private Placement.